Operating leases, Lease Costs (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating Lease Costs [Abstract]
Operating lease costs	$ 109	$ 44	$ 369	$ 189
Variable lease costs	8	8	31	42
Total operating lease costs	$ 117	52	$ 400	231
Weighted-average remaining operating lease term	2 years 3 months 18 days		2 years 7 months 6 days
Incremental borrowing rate	12.50%		12.50%
Short term lease costs			$ 100
Rent expense	$ 100	100	$ 500	$ 200
Maximum [Member]
Operating Lease Costs [Abstract]
Short term lease costs	$ 100	$ 100